Accrued Expenses and Other Current and Non-Current Liabilities - Additional Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Accrued Expenses and Other Current Liabilities
Accrued insurance	$ 8,020
Accrued insurance, noncurrent	3,011
Other Current Liabilities
Accrued Expenses and Other Current Liabilities
Deferred	$ 2,109